Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Summary of Movement of Equity Investments

Set out below are movement of equity investments during the years ended December 31, 2016 and 2017.

$
Balance at January 1, 2015	1,986
Additions	26,222
Share of results and other comprehensive income (loss)	(2,049)
Foreign currency translation adjustments	(107)

Balance at December 31, 2015	26,052

Additions	2,999
Share of results and other comprehensive income (loss)	(1,246)
Less: disposals and transfers	(1,522)
Foreign currency translation adjustments	(450)

Balance at December 31, 2016	25,833

Additions	4,101
Share of results and other comprehensive income (loss)	(1,912)
Less: disposals	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company (Note 4)	(2,387)
Foreign currency translation adjustments	303

Balance at December 31, 2017	8,740